Notes to the Consolidated Statements of Financial Position (Tables)	12 Months Ended
Dec. 31, 2024
Notes to the Consolidated Statements of Financial Position [Abstract]
Schedule of Property and Equipment	Property and equipment
Property and equipment
Cost
At January 1, 2023	1,453,339
Additions	55,123
Disposals	(2,595)
Exchange differences	(14,342)
At December 31, 2023	1,491,525
Additions	22,723
Disposals	—
Exchange differences	25,822
At December 31, 2024	1,540,070

Accumulated depreciation
At January 1, 2023	(1,124,419)
Depreciation charge for the year	(93,791)
Disposals	2,594
Exchange differences	13,668
At December 31, 2023	(1,201,948)
Depreciation charge for the year	(56,077)
Disposals	—
Exchange differences	(25,765)
At December 31, 2024	(1,283,790)

Net book value
At December 31, 2023	289,577
At December 31, 2024	256,280

Schedule of Right-of-Use Assets	Right-of-use assets
	Buildings	Cars	Total
Cost	(in €)
At January 1, 2023	2,579,342	125,130	2,704,472
Additions	91,125	49,004	140,129
Disposals	—	—	—
Exchange differences	(9,349)	—	(9,349)
At December 31, 2023	2,661,118	174,134	2,835,252
Additions	—	68,604	68,604
Disposals	—	—	—
Exchange differences	20,101	—	20,101
At December 31, 2024	2,681,219	242,738	2,923,957

Accumulated depreciation
At January 1, 2023	(1,286,625)	(106,039)	(1,392,664)
Depreciation charge for the year*	(353,398)	(24,527)	(377,925)
Disposals	—	—	—
Exchange differences	7,003	—	7,003
At December 31, 2023	(1,633,020)	(130,566)	(1,763,586)
Depreciation charge for the year	(353,426)	(33,427)	(386,852)
Disposals	—	—	—
Exchange differences	(15,151)	0	(15,151)
At December 31, 2024	(2,001,597)	(163,993)	(2,165,590)

Net book value
At December 31, 2023	1,028,098	43,568	1,071,666
At December 31, 2024	679,622	78,745	758,367

Schedule of Intangible Assets	Intangible assets
	Purchased IT-software	Advances paid for software	Total
Cost		(in €)
At January 1, 2023	723,250	—	723,250
Additions	—	25,977	25,977
Disposals	(7,009)	—	(7,009)
Exchange differences	(111)	—	(111)
At December 31, 2023	716,130	25,977	742,107
Additions	6,607	17,541	24,148
Disposals	—	—	—
Exchange differences	439	—	439
At December 31, 2024	723,176	43,518	766,694

Accumulated amortization
At January 1, 2023	(584,345)	—	(584,345)
Amortization charge for the year*	(96,063)	—	(96,063)
Disposals	7,009	—	7,009
Exchange differences	111	—	111
At December 31, 2023	(673,289)	—	(673,289)
Amortization charge for the year	(42,185)	—	(42,185)
Disposals	—	—	—
Exchange differences	(439)	—	(439)
At December 31, 2024	(715,913)	—	(715,913)

Net book value
At December 31, 2023	42,841	25,977	68,818
At December 31, 2024	7,263	43,518	50,781

Schedule of Lease Liabilities

Set out below, are the carrying amounts and the movements of the Group’s lease liabilities:

Lease liabilities	2024	2023
	(in €)
As of January 1	1,120,048	1,356,684
Additions	68,604	140,128
Derecognition	—	(20,555)
Payments	(388,114)	(353,422)
Short-term liability for accrued interest expense	(409)	(396)
Foreign exchange difference	4,959	(2,391)
As of December 31	805,086	1,120,048

Schedule of Amounts Recognized in Profit or Loss

The following are the amounts recognized in profit or loss:

	2024	2023	2022
		(in €)
Depreciation expense of right-of-use assets (see Note E.2.)	386,853	377,925	384,432
Interest expense on lease liabilities	19,770	19,090	21,947
Rental expense from leases	10,429	6,261	6,261
Thereof short-term leases (included in administrative expenses)	4,168	—	—
Thereof leases of low-value assets (included in administrative expenses)	6,261	6,261	6,261
Total amounts recognized in profit or loss	417,052	403,276	412,640

Schedule of Inventory	Inventory
	2024	2023	2022
		(in €)
Raw material and supplies	82,087	423,560	—
Unfinished goods	6,758,952	10,614,159	—
Finished goods	56,627	330,087	—
Total	6,897,666	11,367,807	—

Schedule of Other Assets	Other assets
	December 31, 2024	December 31, 2023
	(in €)
Non-current other assets
Prepaid expenses	204,233	257,267
Total	204,233	257,267
Current other assets
Prepayments on research & development projects	4,628,878	3,670,167
Prepaid expenses	354,948	272,999
Others	119,576	93,482
Total	5,103,402	4,036,648
Total other assets	5,307,635	4,293,915

Other assets and other assets from government grants and research allowances
Current other assets from government grants and research allowances	5,081,772	—
Other assets and other assets from government grants and research allowances	5,081,772	—

Schedule of Applicable Tax Rate and Current Income Taxes Recognized in Profit or Loss

The table below shows a reconciliation between the product of loss before tax multiplied by the Company’s applicable tax rate and current income taxes recognized in profit or loss.

InflaRx Group	2024	2023	2022
	(in €)
Loss for the period (accounting profit before income tax)	(46,059,185)	(42,667,529)	(29,484,611)
Tax rate	28.6%	28.6%	29.2%
Tax benefits at tax rate	13,159,368	12,160,545	8,610,381
Temporary differences and tax losses for which no deferred tax asset was recognized	(14,577,752)	(12,127,977)	(7,480,169)
Non-recognition of tax effect on share-based payments	—	(32,182)	(1,251,830)
Non-deductible expenses for tax purposes	(56,721)	(46,907)	(22,067)
Tax free income	1,475,105	—	—
Taxes prior years	(5,217)	—	—
Other differences due to tax rate	—	46,521	143,686
Income tax	(5,217)	—	—

Schedule of Financial Assets and Liabilities

Set out below is an overview of financial assets and liabilities, other than cash and short-term deposits included in cash equivalents, held by the Group as at December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023
	(in €)
Financial assets at amortized cost
Non-current financial assets	3,092,290	9,052,741
Thereof marketable securities	2,854,405	8,815,120
Current financial assets	34,462,352	77,504,518
Thereof marketable securities	33,969,390	76,803,111
Financial liabilities at amortized cost
Trade and other payables	11,549,150	14,716,441

Schedule of Cash and Cash Equivalents	Cash and cash equivalents
	December 31, 2024	December 31, 2023
	(in €)
Short-term deposits
Deposits held in U.S. dollars	13,408,478	4,120,951
Deposits held in Euro	700,000	1,020,000
Total	14,108,478	5,140,951
Cash at banks
Cash held in U.S. dollars	2,805,655	5,041,802
Cash held in Euro	1,461,847	2,585,190
Total	4,267,501	7,626,991
Total cash and cash equivalents	18,375,979	12,767,942

Schedule of Trade and Other Payables	Trade and other payables
	December 31, 2024	December 31, 2023
	(in €)
Accrued liabilities from R&D projects	6,609,925	4,414,142
Accrued liabilities from commercial activities	69,250	1,400,382
Accounts payable	3,413,064	5,102,700
Other accrued liabilities and payables	1,603,538	3,942,909
Total trade and other payables	11,695,777	14,860,134

Schedule of Senior Management Oversees The Management of These Risks	The Group’s senior management oversees the management of these risks.
	Exposure	Measurement	Risk Management
Market risk	Future development costs; Recognized financial assets and liabilities not denominated in Euro	Forecasted cash flows Sensitivity analysis	Achievement of a natural hedge in the future
Credit risk	Cash and cash equivalents, current and non-current financial assets	Credit rating	Diversification of bank deposits, Investment guidelines for debt investments
Liquidity	R&D and G&A cost, equity, trade and other payables	Rolling cash flow forecast	Availability of funds through financing rounds or public offerings

Schedule of Cash, Cash Equivalents and Financial Assets

In 2024, if the Euro had weakened/strengthened by 10% against the U.S. dollar with all other variables held constant, the Group’s loss would have been €5.8 million higher/€4.7 million lower, mainly as a result of foreign exchange on translation of U.S. dollar-denominated assets of InflaRx N.V. and InflaRx GmbH.

Cash, cash equivalents and financial assets denominated in U.S. dollars, InflaRx N.V. and InflaRx GmbH	December 31, 2024	December 31, 2023
	(in €)
Current and non current financial assets (securities and accrued interest)	37,316,756	80,935,197
Cash and cash equivalents	14,983,597	8,051,366
Total assets exposed to the risk	52,300,353	88,986,563
Conversion rate Euro to U.S. dollars at reporting date 1/1.0389

Schedule of Sensitivity Analysis
Sensitivity analysis:	Conversion rate	Profit/(loss)	Carrying amount
	(in €)
Euro strengths against U.S. dollars	1.1428	(4,754,578)	47,545,775
Euro weakens against U.S. dollars	0.9350	5,811,150	58,111,503

Schedule of Outstanding Financial Commitments

At the end of the reporting period, the Group held the following deposits that are expected to readily generate cash inflows to meet the outstanding financial commitments.

Liquidity	December 31, 2024	December 31, 2023
	(in €)
Short-term deposits	14,108,478	5,140,951
Cash at banks	4,267,501	7,626,992
Marketable Securities (current and non-current)	36,829,741	85,727,461
Other (non-current portion)	237,886	237,621
Other (current)	5,574,734	701,407
Total funds available	61,018,339	99,434,432